Equity (as restated) - Schedule of Common Stock Outstanding (FY) (Details)	1 Months Ended
Dec. 31, 2020 shares
Common Class A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)
Issuance of common stock pursuant to the Transaction (in shares)	39,914,862
Exercise of warrants (in shares)	920,231
Common stock outstanding, ending balance (in shares)	40,835,093
Common Class B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)
Issuance of common stock pursuant to the Transaction (in shares)	0
Exercise of warrants (in shares)	0
Common stock outstanding, ending balance (in shares)	0
Common Class C
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)
Issuance of common stock pursuant to the Transaction (in shares)	144,235,246
Exercise of warrants (in shares)	0
Common stock outstanding, ending balance (in shares)	144,235,246